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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended June 30, 2011

Check here if Amendment [_]; Amendment Number: ________________________________

   This Amendment (Check only one.):   [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    BHR Capital LLC

Address: 545 Madison Avenue, 10th Floor, New York, NY, 10022

Form 13F File Number: 28-14334

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael N. Thompson

Title:   Managing Partner

Phone:   (212) 378-0830


Signature, Place, and Date of Signing:

/s/ Michael N. Thompson    New York, NY     8/11/11
        (Name)             (City, State)    (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE


                                REPORT SUMMARY


Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 24 items

Form 13F Information Table Value Total: $673,254 (thousands)

List of Other Included Managers:    Not Applicable

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                          FORM 13F INFORMATION TABLE

Column 1                         Column 2     Column 3   Column 4      Column 5      Column 6  Column 7 Column 8
--------                      --------------- --------- ---------- ---------------- ---------- -------- ---------
                                                                                    Investment  Other
       Name of Issuer         Title of Class   CUSIP     (x$1000)  Quantity  SH/PRN Discretion Manager    Sole
       --------------         --------------- --------- ---------- --------- ------ ---------- -------- ---------
3M CO........................       COM       88579Y101  12,330.50   130,000   SH      Sole               130,000
BLUEGREEN CORP...............       COM       096231105   4,302.02 1,468,265   SH      Sole             1,468,265
COEUR D ALENE MINES CORP IDA.     COM NEW     192108504   8,491.00   350,000   SH      Sole               350,000
CAPITALSOURCE INC............ NOTE 7.250% 7/1 14055XAG7   5,187.50 5,000,000  PRN      Sole             5,000,000
CAPITALSOURCE INC............       COM       14055X102   7,708.17 1,195,065   SH      Sole             1,195,065
CENTRAL PAC FINL CORP........     COM NEW     154760409  19,600.00 1,400,000   SH      Sole             1,400,000
EARTHLINK INC................       COM       270321102  13,081.50 1,700,000   SH      Sole             1,700,000
EXTERRAN HLDGS INC...........       COM       30225X103   4,898.01   247,000   SH      Sole               247,000
EXXON MOBIL CORP.............       COM       30231G102  12,207.00   150,000   SH      Sole               150,000
GENERAL MTRS CO..............       COM       37045V100   9,035.80   297,622   SH      Sole               297,622
JPMORGAN CHASE & CO..........       COM       46625H100  13,305.50   325,000   SH      Sole               325,000
KKR FINANCIAL HLDGS LLC......       COM       48248A306  38,292.27 3,903,391   SH      Sole             3,903,391
LEAP WIRELESS INTL INC.......     COM NEW     521863308  13,927.13   858,110   SH      Sole               858,110
LYONDELLBASELL INDUSTRIES N..    SHS - A -    N53745100  81,297.96 2,110,539   SH      Sole             2,110,539
MPG OFFICE TR INC............       COM       553274101   3,145.83 1,099,940   SH      Sole             1,099,940
NASDAQ OMX GROUP INC.........       COM       631103108  16,128.75   637,500   SH      Sole               637,500
OVERSEAS SHIPHOLDING GROUP I.       COM       690368105  19,825.33   735,907   SH      Sole               735,907
ROWAN COS INC................       COM       779382100  27,706.46   713,900   SH      Sole               713,900
SIX FLAGS ENTMT CORP NEW.....       COM       83001A102 228,644.31 6,105,322   SH      Sole             6,105,322
SEAGATE TECHNOLOGY PLC.......       SHS       G7945M107  33,138.92 2,050,676   SH      Sole             2,050,676
TFS FINL CORP................       COM       87240R107   7,788.92   804,640   SH      Sole               804,640
TIM PARTICIPACOES S A........  SPONS ADR PFD  88706P106   8,098.98   164,580   SH      Sole               164,580
VISA INC.....................    COM CL A     92826C839  48,317.63   573,435   SH      Sole               573,435
WESTERN DIGITAL CORP.........       COM       958102105  36,794.73 1,011,400   SH      Sole             1,011,400

Number of Other Included Managers:       0
Form 13F Information Table Entry Total:  24 items
Form 13F Information Table Value Total:  $673,254 (thousands)
List of Other Included Managers:         Not Applicable